Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Financial Covenants Under Lending Agreements

	As at December 31
	2022	2021
Components of capital
Shareholders’ equity	$1,579.7	$763.5
Long-term debt	$232.6	$392.4